Long-term debt (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	May 14, 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 64,115	$ 411,737
Current portion of long-term debt	10,179	57,249
Long-term debt, noncurrent	53,936	354,488
Borrowings interest rate			10.00%
The government assistance loan maturing by December 31, 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 36,972
Borrowings interest rate	5.00%
Term loan maturing April 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 27,143
Borrowings interest rate	5.80%
Monthly instalments	$ 848
The government assistance loan maturing by August 31, 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings		$ 26,859
Borrowings interest rate		5.00%
Loan from Canada Economic Development
Disclosure of detailed information about borrowings [line items]
Total borrowings		$ 52,385
Monthly instalments		1,667
Term loan maturing August 31, 2021, one
Disclosure of detailed information about borrowings [line items]
Total borrowings		$ 82,493
Borrowings interest rate		6.24%
Monthly instalments		$ 630
Prime rate
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	1.00%
Prime rate | Term loan maturing August 31, 2021, two
Disclosure of detailed information about borrowings [line items]
Total borrowings		$ 250,000
Borrowings interest rate		3.46%
Monthly instalments		$ 4,165